UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.89%
Corporate Revenue Bonds – 4.82%
Dauphin County Industrial Development Authority Water
Revenue
(Dauphin Consolidated Water Supply Project) Series B
6.70% 6/1/17	1,750,000	$1,838,585
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,467,480
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,434,200
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,226,343
		23,966,608
Education Revenue Bonds – 20.18%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	865,493
7.00% 11/1/40	1,000,000	1,161,660
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,621,660
Series A 5.00% 3/1/24	1,000,000	1,196,480
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,703,280
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,384,714
Series A 5.75% 10/15/40	2,200,000	2,397,472
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	5,132,962
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,098,840
5.00% 10/1/39	1,250,000	1,358,550
5.00% 10/1/44	1,000,000	1,080,160
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,213,157
Series A 5.00% 8/1/45	1,250,000	1,336,675
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	947,196
5.00% 7/1/45	2,500,000	2,687,700
5.00% 7/1/46	1,425,000	1,533,329

NQ- 007 [5/16] 7/16 (17018)     1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/47	1,000,000	$1,082,850
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	796,884
5.25% 2/1/34	1,000,000	1,077,730
5.25% 2/1/39	2,750,000	2,949,705
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
4.25% 4/1/35	1,080,000	1,134,335
5.625% 4/1/40	2,375,000	2,567,731
5.75% 4/1/40	2,000,000	2,265,240
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,410,520
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,327,337
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,467,956
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,092,070
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,987,219
Series A 5.00% 7/1/41	1,500,000	1,670,940
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,199,160
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,591,815
6.25% 10/1/43	2,000,000	2,250,240
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,694,897
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	8,093,400
(University of Pennsylvania Health System)
5.00% 8/15/40	3,375,000	3,979,733
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,745,820
5.00% 11/1/42	1,000,000	1,149,260
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Project) Series A
7.25% 6/15/43	2,500,000	2,991,100
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,155,000	1,252,909
Series A 5.75% 6/15/42	2,500,000	2,671,775

2     NQ- 007 [5/16] 7/16 (17018)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	$1,613,250
Series A 5.625% 6/15/42	3,000,000	3,245,160
(Mast Charter School) 6.00% 8/1/35	1,610,000	1,792,445
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,133,130
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,730,871
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,176,050
7.00% 6/15/43	1,535,000	1,784,391
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,345,776
University of Pittsburgh Commonwealth System of Higher
Education
(University Capital Project) Series B 5.25% 9/15/25	2,000,000	2,275,540
		100,266,567
Electric Revenue Bonds – 0.61%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance) Series A 5.00% 8/1/16	3,000,000	3,021,750
		3,021,750
Healthcare Revenue Bonds – 25.36%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,492,345
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	11,374,400
Butler County Hospital Authority Revenue
5.00% 7/1/39	1,625,000	1,847,755
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,150,760
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	802,265
Series A 5.25% 12/1/45	1,360,000	1,412,564
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,229,340
Unrefunded 6.375% 1/1/39	495,000	559,558

NQ- 007 [5/16] 7/16 (17018)     3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	$5,686,050
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,657,778
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,482,640
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,861,730
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	257,415
5.50% 7/1/45	1,000,000	1,029,040
Series A 6.50% 7/1/40	3,000,000	3,078,600
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,229,180
(Masonic Villages of the Grand Lodge) 5.00% 11/1/35	2,000,000	2,330,440
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,512,110
5.00% 4/1/33	1,830,000	1,914,582
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,056,730
5.25% 7/1/42	1,500,000	1,578,375
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,271,451
Series A 5.00% 1/1/41	1,500,000	1,647,870
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,235,550
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,455,050
(Abington Memorial Hospital Obligation Group)
5.00% 6/1/31	4,000,000	4,564,720
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,399,237
5.00% 11/15/28	1,600,000	1,785,904
5.00% 11/15/29	680,000	757,384
Series A-1 6.25% 11/15/29	700,000	798,721
Series B 5.00% 11/15/22	3,000,000	3,045,330

4     NQ- 007 [5/16] 7/16 (17018)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Retirement Community Revenue
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	$1,002,980
Series A 5.00% 12/1/30	1,500,000	1,504,050
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	5,000,000	5,612,550
(Whitemarsh Continuing Care) 5.375% 1/1/50	4,000,000	4,101,360
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,491,200
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,493,576
5.00% 7/1/32	1,275,000	1,338,291
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,440,911
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,340,096
Series A 5.25% 9/1/50	2,500,000	2,934,150
(University of Pennsylvania Health System)
5.00% 8/15/24	4,850,000	5,772,955
5.75% 8/15/23	2,500,000	3,066,325
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,295,000	2,338,467
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,695,599
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,750,000	5,395,430
		126,032,814
Housing Revenue Bonds – 1.24%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	835,000	835,943

NQ-007 [5/16] 7/16 (17018)     5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.50% 3/1/41 (AMT)	5,340,000	$5,345,020
		6,180,963
Lease Revenue Bonds – 3.57%
Allegheny County Industrial Development Authority Lease
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,339,673
5.125% 9/1/31	890,000	892,554
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	11,004,700
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,513,680
		17,750,607
Local General Obligation Bonds – 8.68%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,179,720
Series C-70 5.00% 12/1/33	2,205,000	2,596,013
Bethel Park School District
5.10% 8/1/33	3,000,000	3,390,090
Bucks County
4.00% 5/1/29	1,650,000	1,925,039
Chester County
5.00% 7/15/27	1,750,000	2,252,565
5.00% 7/15/29	1,000,000	1,276,660
5.00% 11/15/32	5,725,000	6,803,876
5.00% 11/15/33	2,625,000	3,112,095
Series C 5.00% 7/15/29	3,000,000	3,355,920
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	3,020,350
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,557,190
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,199,470
Lower Merion School District
5.00% 9/15/24	1,175,000	1,472,522
Montgomery County
Series A 4.00% 4/1/26	2,255,000	2,598,594
Series A 4.00% 4/1/27	2,635,000	3,003,531

6     NQ-007 [5/16] 7/16 (17018)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	$2,406,260
		43,149,895
Pre-Refunded/Escrowed to Maturity Bonds – 14.75%
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,523,760
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
6.375% 1/1/39-19§	4,505,000	5,121,599
Series A 5.00% 1/1/36-17§	2,500,000	2,563,875
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	3,087,859
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,168,339
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	5,000,000	5,681,600
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39-17 (SGI)§	4,000,000	4,185,960
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,160,190
Series A 5.00% 9/1/29-21§	1,000,000	1,174,350
Series A 5.00% 9/1/41-21§	5,000,000	5,871,750
(University of Pennsylvania)
Series B 5.00% 9/1/26-19§	1,450,000	1,635,890
Series B 5.00% 9/1/27-19§	1,550,000	1,748,710
Series B 5.00% 9/1/30-19§	1,000,000	1,128,200
Series B 5.00% 9/1/31-19§	250,000	282,050
Series B 5.00% 9/1/32-19§	1,000,000	1,128,200
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,398,058
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
5.25% 8/15/26-21§	3,910,000	4,694,190
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	674,661

NQ- 007 [5/16] 7/16 (17018)     7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
Unrefunded 5.50% 7/1/23-18§	4,385,000	$4,810,389
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	7,365,000	8,162,777
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	4,112,465
		73,314,872
Resource Recovery Revenue Bonds – 1.08%
Delaware County Industrial Development Authority
(Covanta Project) 5.00% 7/1/43	2,155,000	2,203,164
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,145,345
		5,348,509
Special Tax Revenue Bonds – 3.26%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,777,305
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	101,279
Series A 5.75% 12/1/34	3,050,000	3,415,024
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,209,640
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,298,360
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,385,980
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,012,830
		16,200,418
State General Obligation Bonds – 1.47%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,787,385
First Series 5.00% 3/15/28	5,000,000	5,507,600
		7,294,985

8     NQ- 007 [5/16] 7/16 (17018)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 8.94%
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	$3,936,170
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,506,000
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,067,625
Series A 5.00% 12/1/23	2,450,000	2,991,475
Series C 5.00% 12/1/44	5,000,000	5,835,200
Series E 5.00% 12/1/29	5,000,000	5,800,400
Series E 5.00% 12/1/30	2,000,000	2,314,020
Subordinate Series A 5.00% 12/1/46	4,000,000	4,575,240
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,207,280
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,192,784
		44,426,194
Water & Sewer Revenue Bonds – 3.93%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,899,264
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	919,339
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,176,140
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	1,207,086
6.00% 12/1/37	1,000,000	1,053,430
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,342,060
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,680,159
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,349,825
Series A 5.00% 7/1/45	2,500,000	2,916,975
		19,544,278
Total Municipal Bonds (cost $441,832,789)		486,498,460

Total Value of Securities – 97.89%
(cost $441,832,789)		486,498,460

Receivables and Other Assets Net of Liabilities – 2.11%		10,492,676
Net Assets Applicable to 59,837,842 Shares Outstanding – 100.00%		$496,991,136

NQ- 007 [5/16] 7/16 (17018)     9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $2,730,871, which represents 0.55% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
SGI – Insured by Syncora Guarantee Inc.

10     NQ- 007 [5/16] 7/16 (17018)

Notes
Delaware Tax-Free Pennsylvania Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust (Trust) - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$441,832,789
Aggregate unrealized appreciation	44,680,349
Aggregate unrealized depreciation	(14,678)
Net unrealized appreciation	$44,665,671

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ- 007 [5/16] 7/16 (17018)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$486,498,460

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12      NQ- 007 [5/16] 7/16 (17018)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: